UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Brian F. Link Secretary The China Fund, Inc. 4 Copley Place, 5th Floor CPH-0326 Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
Commercial Services & Supplies — (1.6%)
China Everbright International, Ltd. (2)	4,736,000	$6,379,809

Communications Equipment — (0.9%)
Comba Telecom Systems Holdings, Ltd. *(2)	11,150,000	3,625,525

Diversified Financial Services — (3.3%)
Hong Kong Exchanges and Clearing, Ltd.	576,300	12,923,909

Electronic Equipment & Instruments — (2.3%)
Digital China Holdings, Ltd. †(2)	8,865,000	8,761,995

Industrial Conglomerates — (6.8%)
Beijing Enterprises Holdings, Ltd.	1,683,500	14,716,953
Hutchison Whampoa, Ltd.	839,000	11,486,107

		26,203,060

Internet Software & Services — (2.7%)
Tencent Holdings, Ltd.	625,500	10,354,985

Metals & Mining — (1.0%)
Tiangong International Co., Ltd. (2)	18,480,000	4,029,806

Oil, Gas & Consumable Fuels — (1.9%)
CNOOC, Ltd.	4,105,000	7,341,281

Personal Products — (0.6%)
Natural Beauty Bio-Technology, Ltd. #	47,710,000	2,462,436

Real Estate Management & Development — (4.0%)
Shui On Land, Ltd. (2)	13,172,500	3,535,306
Sun Hung Kai Properties, Ltd.	788,000	11,977,523

		15,512,829

Semiconductors & Semiconductor Equipment — (4.0%)
ASM Pacific Technology, Ltd. (2)	717,000	7,618,654
Semiconductor Manufacturing International Corp. *(2)	86,779,000	7,950,025

		15,568,679

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Specialty Retail — (1.0%)
Zhongsheng Group Holdings, Ltd. (2)	2,996,500	$3,812,297

Textiles, Apparel & Luxury Goods — (3.0%)
Li & Fung, Ltd. (2)	8,538,000	11,435,338

TOTAL HONG KONG — (Cost $126,097,347)	33.1%	128,411,949

HONG KONG — “H” SHARES
Automobiles — (3.2%)
Dongfeng Motor Group Co., Ltd.	2,108,000	3,780,775
Qingling Motors Co., Ltd. # †	28,960,000	8,706,628

		12,487,403

Commercial Banks — (10.1%)
China Merchants Bank Co., Ltd. (2)	4,312,000	8,813,115
China Minsheng Banking Corp., Ltd. (2)	21,671,100	22,565,761
Industrial & Commercial Bank of China, Ltd.	11,432,000	7,876,966

		39,255,842

Insurance — (2.6%)
Ping An Insurance (Group) Company of China, Ltd. (2)	1,153,500	9,890,269

Machinery — (2.3%)
CSR Corp., Ltd. (2)	9,765,000	8,819,943

Oil, Gas & Consumable Fuels — (4.3%)
China Suntien Green Energy Corp., Ltd. †	12,785,000	3,959,200
PetroChina Co., Ltd.	9,564,000	12,562,696

		16,521,896

TOTAL HONG KONG — “H” SHARES — (Cost $80,185,882)	22.5%	86,975,353

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $206,283,229)	55.6%	215,387,302

TAIWAN
Computers & Peripherals — (2.6%)
Advantech Co., Ltd.	632,000	4,962,937

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Computers & Peripherals (continued)
Primax Electronics, Ltd.	3,174,000	$4,958,465

		9,921,402

Diversified Financial Services — (1.8%)
Chailease Holding Co., Ltd.	2,711,200	7,169,115

Electronic Equipment & Instruments — (7.8%)
Delta Electronics, Inc.	1,723,000	11,835,409
Largan Precision Co., Ltd.	96,000	7,458,611
Tong Hsing Electronic Industries, Ltd. †	2,067,000	10,821,087

		30,115,107

Insurance — (1.0%)
Cathay Financial Holding Co., Ltd.	2,292,000	3,851,908

Leisure Equipment & Products — (2.6%)
Merida Industry Co., Ltd.	1,260,000	9,936,478

Semiconductors & Semiconductor Equipment — (8.6%)
Epistar Corp.	1,812,000	3,987,796
Hermes Microvision, Inc.	269,000	10,629,220
Hermes Microvision, Inc. GDR	46,900	1,850,440
MediaTek, Inc.	283,000	4,425,782
Taiwan Semiconductor Manufacturing Co., Ltd.	3,115,000	12,568,232

		33,461,470

TOTAL TAIWAN — (Cost $68,203,661)	24.4%	94,455,480

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $274,486,890)	80.0%	309,842,782

EQUITY-LINKED SECURITIES
Beverages — (1.7%)
Kweichow Moutai Co., Ltd. Access Product (expiration 10/26/15) 144A*(3)	262,090	6,810,723

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY-LINKED SECURITIES (continued)
Hotels, Restaurants & Leisure — (0.9%)
China International Travel Service Corp., Ltd. Access Product (expiration 08/25/15) 144A*(3)	626,632	$3,430,121

Household Durables — (2.3%)
Gree Electric Appliances, Inc. Access Product (expiration 01/16/15) 144A*(4)	1,838,546	9,014,391

Insurance — (1.0%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 06/30/15) 144A*(3)	541,933	3,920,723

Personal Products — (1.0%)
Shanghai Jahwa United Co., Ltd. Access Product (expiration 01/16/15) 144A*(4)	193,700	1,112,807
Shanghai Jahwa United Co., Ltd. Access Product (expiration 06/12/17) 144A(3)	460,100	2,643,274

		3,756,081

Pharmaceuticals — (1.0%)
Jiangsu Hengrui Medicine Co., Ltd. Access Product (expiration 01/16/15) 144A(4)	696,350	3,731,739

TOTAL EQUITY-LINKED SECURITIES — (Cost $27,633,345)	7.9%	30,663,778

DIRECT INVESTMENT(5)
Food Products — (0.0%)
Zong Su Foods (acquired 09/21/10) *^(1) (Cost $15,000,035)	2,677	—

COLLATERAL FOR SECURITIES ON LOAN — (10.7%)
State Street Navigator Securities Lending Prime Portfolio (Cost $41,334,160)	41,334,160	41,334,160

	Face Amount
SHORT TERM INVESTMENT — (0.3%)
Repurchase Agreement with State Street Bank and Trust, dated 07/31/14, 0.00%, due 08/1/14, proceeds $1,322,000; collateralized by a U.S. Treasury Note, 1.50%, due 08/31/18, valued at $1,350,025. (Cost $1,322,000)	$1,322,000	1,322,000

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2014 (Unaudited)

		Value (Note A)
TOTAL INVESTMENTS** — (Cost $359,776,430)	98.9%	$383,162,720

OTHER ASSETS AND LIABILITIES	1.1%	4,343,069

NET ASSETS	100.0%	$387,505,789

Notes to Schedule of Investments

*	Denotes non-income producing security.
^	Security is deemed worthless under fair value procedures established by the Board of Directors.
#	Illiquid security.
†	Affiliated issuer (see Note B).
(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(2)	A portion or all of the security is on loan. As of July 31, 2014, the market value of the securities loaned was $47,165,349.
(3)	Equity linked securities issued by Credit Lyonnais (CLSA).
(4)	Equity linked securities issued by Citigroup Global Markets Holdings.
(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of the direct investment, there were no market quotations on similar securities, and the investment was therefore valued in good faith by the Board of Directors at fair market value.
**	At July 31, 2014, aggregate cost for federal tax purposes was $359,776,430. Gross unrealized appreciation of investments was $56,865,637 which gross unrealized depreciation of investments was $33,479,347, resulting in net unrealized appreciation of investments of $23,386,290.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At July 31, 2014, these restricted securities amounted to $30,663,778, which represented 7.91% of total net assets.

GDR Global Depositary Receipt

See notes to schedule of investments.

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 —Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT
Description	Level 1	Level 2	Level 3		Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$12,487,403	$—	$—		$12,487,403
Commercial Banks	39,255,842	—	—		39,255,842
Commercial Services & Supplies	6,379,809	—	—		6,379,809
Communications Equipment	3,625,525	—	—		3,625,525
Computers & Peripherals	9,921,402	—	—		9,921,402
Diversified Financial Services	20,093,024	—	—		20,093,024
Electronic Equipment & Instruments	38,877,102	—	—		38,877,102
Industrial Conglomerates	26,203,060	—	—		26,203,060
Insurance	13,742,177	—	—		13,742,177
Internet Software & Services	10,354,985	—	—		10,354,985
Leisure Equipment & Products	9,936,478	—	—		9,936,478
Machinery	8,819,943	—	—		8,819,943
Metals & Mining	4,029,806	—	—		4,029,806
Oil, Gas & Consumable Fuels	23,863,177	—	—		23,863,177
Personal Products	2,462,436	—	—		2,462,436
Real Estate Management & Development	15,512,829	—	—		15,512,829
Semiconductors & Semiconductor Equipment	49,030,149	—	—		49,030,149
Specialty Retail	3,812,297	—	—		3,812,297
Textiles, Apparel & Luxury Goods	11,435,338	—	—		11,435,338

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	309,842,782	—	—		309,842,782
EQUITY-LINKED SECURITIES
Beverages	—	6,810,723	—		6,810,723
Hotels, Restaurants & Leisure	—	3,430,121	—		3,430,121
Household Durables	—	9,014,391	—		9,014,391
Insurance	—	3,920,723	—		3,920,723
Personal Products	—	3,756,081	—		3,756,081
Pharmaceuticals	—	3,731,739	—		3,731,739

TOTAL EQUITY-LINKED SECURITIES	—	30,663,778	—		30,663,778
DIRECT INVESTMENT
Food Products	—	—	—	^	—

COLLATERAL FOR SECURITIES ON LOAN	41,334,160	—	—		41,334,160

SHORT TERM INVESTMENT	—	1,322,000	—		1,322,000

TOTAL INVESTMENTS	$351,176,942	$31,985,778	$—		$383,162,720

^	Security is deemed worthless under fair value procedures established by the Board of Directors.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of July 31, 2014, there were no transfers between Level 1, 2 or 3.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the nine months ended July 31, 2014:

Investments in Securities	Balance as of October 31, 2013		Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2014
COMMON STOCK AND OTHER EQUITY INTERESTS
Commercial Services & Supplies	$1,119,908		$—	($1,727,606)	($6,246,477)	$6,854,175	$—	$—	$—	$—

DIRECT INVESTMENTS
Food Products	—	^	—	—	—	—	—	—	— ^	—
Health Care Providers & Services	6,007,700		—	(7,509,916)	(1,162)	1,503,378	—	—	—	—

	$7,127,608		$—	($9,237,522)	($6,247,639)	$8,357,553	$—	$—	$—	$—

^	Security is deemed worthless under fair value procedures established by the Board of Directors.

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at July 31, 2014 was $0 or 0.0% of the Fund’s net assets. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date(s)	Cost	Value
Zong Su Foods	09/21/2010	$15,000,035	$—

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Balance of Shares/Par Held October 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Par Held July 31, 2014	Value July 31, 2014	Income From Non- Controlled Affiliates	Gain/Loss Realized on Sale of Shares as of July 31, 2014
Beijing Jingneng Clean Energy Co., Ltd.	—	6,244,000	6,244,000	—	$—	$39,571	$(781,349)
China Everbright International, Ltd.(1)	24,687,000	734,000	20,685,000	4,736,000	6,379,809	25,809	17,356,376
China Suntien Green Energy Corp., Ltd.	3,731,000	9,054,000	—	12,785,000	3,959,200	85,800	—
Digital China Holdings, Ltd.	7,256,000	1,609,000	—	8,865,000	8,761,995	203,536	—
Qingling Motors Co., Ltd.	28,960,000	—	—	28,960,000	8,706,628	558,573	—
Tong Hsing Electronic Industries, Ltd.	1,203,000	864,000	—	2,067,000	10,821,087	385,988	—

	65,837,000	18,505,000	26,929,000	57,413,000	$38,628,719	$1,299,277	$16,575,027

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.
(1)	Not affiliated as of July 31, 2014.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:
/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 24, 2014

By:
/s/ Laura F. Dell
Laura F. Dell
Treasurer of The China Fund, Inc.

Date:	September 24, 2014